Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales and other operating revenue:
External customers													¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Total	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	7,948,095	8,936,867	8,579,174
Cost of sales, SG&A and R&D expenses													7,716,731	8,367,092	8,215,399
Segment income (loss)	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	231,364	569,775	363,775
Equity in income of affiliates													100,406	139,756	93,282
Assets	11,780,759				11,570,874				11,629,115				11,780,759	11,570,874	11,629,115
Investments in affiliates	430,783				434,991				454,728				430,783	434,991	454,728
Depreciation and amortization													530,758	563,639	629,674
Capital expenditures													1,108,180	1,125,040	893,008
Damaged and impairment losses on long-lived assets													12,104	17,668	3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,032	13,305	40,062
Motorcycle business
Net sales and other operating revenue:
External customers													1,348,828	1,288,194	1,140,292
Total													1,348,828	1,288,194	1,140,292
Cost of sales, SG&A and R&D expenses													1,206,226	1,149,600	1,081,455
Segment income (loss)													142,602	138,594	58,837
Equity in income of affiliates													31,185	40,471	23,131
Assets	1,005,883				933,671				1,025,665				1,005,883	933,671	1,025,665
Investments in affiliates	70,275				76,280				103,032				70,275	76,280	103,032
Depreciation and amortization													40,452	40,324	48,683
Capital expenditures													62,075	37,084	38,332
Damaged and impairment losses on long-lived assets														59
Automobile business
Net sales and other operating revenue:
External customers													5,805,975	6,794,098	6,554,848
Intersegment													16,767	8,218
Total													5,822,742	6,802,316	6,554,848
Cost of sales, SG&A and R&D expenses													5,899,948	6,537,766	6,428,090
Segment income (loss)													(77,206)	264,550	126,758
Equity in income of affiliates													68,521	100,018	69,082
Assets	4,950,002				4,883,029				5,044,247				4,950,002	4,883,029	5,044,247
Investments in affiliates	343,429				341,955				334,875				343,429	341,955	334,875
Depreciation and amortization													268,848	296,364	337,787
Capital expenditures													349,605	273,502	284,586
Damaged and impairment losses on long-lived assets													8,260	16,774	548
Financial services business
Net sales and other operating revenue:
External customers													516,148	561,896	606,352
Intersegment													10,428	11,562	12,459
Total													526,576	573,458	618,811
Cost of sales, SG&A and R&D expenses													356,570	387,179	423,910
Segment income (loss)													170,006	186,279	194,901
Assets	5,644,380				5,572,152				5,541,788				5,644,380	5,572,152	5,541,788
Depreciation and amortization													211,325	213,805	230,453
Capital expenditures													686,495	800,491	546,342
Damaged and impairment losses on long-lived assets													1,514	835	3,312
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,032	13,305	40,062
Power product and other businesses
Net sales and other operating revenue:
External customers													277,144	292,679	277,682
Intersegment													12,590	15,132	17,117
Total													289,734	307,811	294,799
Cost of sales, SG&A and R&D expenses													293,772	313,336	311,520
Segment income (loss)													(4,038)	(5,525)	(16,721)
Equity in income of affiliates													700	(733)	1,069
Assets	304,985				290,730				281,966				304,985	290,730	281,966
Investments in affiliates	17,079				16,756				16,821				17,079	16,756	16,821
Depreciation and amortization													10,133	13,146	12,751
Capital expenditures													10,005	13,963	23,748
Damaged and impairment losses on long-lived assets													2,330
Segment total
Net sales and other operating revenue:
External customers													7,948,095	8,936,867	8,579,174
Intersegment													39,785	34,912	29,576
Total													7,987,880	8,971,779	8,608,750
Cost of sales, SG&A and R&D expenses													7,756,516	8,387,881	8,244,975
Segment income (loss)													231,364	583,898	363,775
Equity in income of affiliates													100,406	139,756	93,282
Assets	11,905,250				11,679,582				11,893,666				11,905,250	11,679,582	11,893,666
Investments in affiliates	430,783				434,991				454,728				430,783	434,991	454,728
Depreciation and amortization													530,758	563,639	629,674
Capital expenditures													1,108,180	1,125,040	893,008
Damaged and impairment losses on long-lived assets													12,104	17,668	3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,032	13,305	40,062
Reconciling items
Net sales and other operating revenue:
Intersegment													(39,785)	(34,912)	(29,576)
Total													(39,785)	(34,912)	(29,576)
Cost of sales, SG&A and R&D expenses													(39,785)	(34,912)	(29,576)
Assets	(124,491)				(108,708)				(264,551)				(124,491)	(108,708)	(264,551)
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses														14,123
Segment income (loss)														¥ (14,123)